Fair Value Measurements (Recorded Amounts of Major Financial Assets and Liabilities Measured at Fair Value on Recurring Basis) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Aggregate loan fair value		¥ 151,601	¥ 63,272
Other assets		5,214	6,297
Policy liabilities and Policy Account Balances		198,905	266,422
Reinsurance Recoverable
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Other assets		5,214	6,297
Variable Annuity and Variable Life Insurance Contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Policy liabilities and Policy Account Balances		198,905	266,422
Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Aggregate loan fair value	[1]	151,601	63,272
Other assets		5,214	6,297
Policy liabilities and Policy Account Balances		198,905	266,422
Fair Value, Measurements, Recurring | Reinsurance Recoverable
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Other assets	[2]	5,214	6,297
Fair Value, Measurements, Recurring | Variable Annuity and Variable Life Insurance Contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Policy liabilities and Policy Account Balances	[3]	198,905	266,422
Fair Value, Measurements, Recurring | Loans Held-for-Sale
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Gains (losses) from change in fair value		(2,982)	(3,260)	¥ 5,220
Gains (losses) from changes in instrument-specific credit risk		0	0	0
Aggregate unpaid loan principal balance		151,672	60,556
Aggregate loan fair value		151,601	63,272
Amount by which aggregate fair value of loan exceeds aggregate unpaid principal balance		71	2,716
Fair Value, Measurements, Recurring | Japanese and foreign government bond securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Gains (losses) from change in fair value		51	(28)	(8)
Fair Value, Measurements, Recurring | Japanese and foreign government bond securities | Fair value option
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Amounts aggregate fair value elected fair value option		0	1,537
Fair Value, Measurements, Recurring | Corporate debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Gains (losses) from change in fair value		(365)	1,080	210
Fair Value, Measurements, Recurring | Corporate debt securities | Fair value option
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Amounts aggregate fair value elected fair value option		7,644	2,907
Fair Value, Measurements, Recurring | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Gains (losses) from change in fair value		1,199	3,187	¥ 1,225
Fair Value, Measurements, Recurring | Equity securities | Fair value option
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Amounts aggregate fair value elected fair value option		11,709	4,940
Amounts investment funds measured at net asset value per share are not included in above tables		¥ 25,999	¥ 13,737

[1]	A certain subsidiary elected the fair value option on certain loans held for sale. These loans are multi-family and seniors housing loans and are sold to Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and institutional investors. Included in “Other (income) and expense” in the consolidated statements of income were a gain of ¥5,220 million, losses of ¥3,260 million and ¥2,982 million from the change in the fair value of the loans for fiscal 2020, 2021 and 2022, respectively. No gains or losses were recognized in earnings during fiscal 2020, 2021 and 2022 attributable to changes in instrument-specific credit risk. The amounts of aggregate unpaid principal balance and aggregate fair value of the loans held for sale as of March 31, 2021, were ¥60,556 million and ¥63,272 million, respectively, and the amount of the aggregate fair value exceeded the amount of aggregate unpaid principal balance by ¥2,716 million. The amounts of aggregate unpaid principal balance and aggregate fair value of the loans held for sale as of March 31, 2022, were ¥151,672 million and ¥151,601 million, respectively, and the amount of the aggregate fair value was less than the amount of aggregate unpaid principal balance by ¥71 million. As of March 31, 2021 and 2022, there were no loans that are 90 days or more past due or, in non-accrual status.
[2]	Certain subsidiaries elected the fair value option for certain reinsurance contracts held. The fair value of the reinsurance contracts elected for the fair value option in other assets were ¥6,297 million and ¥5,214 million as of March 31, 2021 and 2022, respectively. For the effect of changes in the fair value of those reinsurance contracts on earnings for fiscal 2020, 2021 and 2022, see Note 25 “Life Insurance Operations.”
[3]	Certain subsidiaries elected the fair value option for the entire variable annuity and variable life insurance contracts held. The fair value of the variable annuity and variable life insurance contracts elected for the fair value option in policy liabilities and policy account balances were ¥266,422 million and ¥198,905 million as of March 31, 2021 and 2022, respectively. For the effect of changes in the fair value of the variable annuity and variable life insurance contracts on earnings for fiscal 2020, 2021 and 2022, see Note 25 “Life Insurance Operations.”